RELATED PARTY TRANSACTIONS - Founder Shares (Details) - ROMAN DBDR TECH ACQUISITION CORP.			1 Months Ended	4 Months Ended	9 Months Ended
	Oct. 26, 2020 shares	Aug. 26, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Nov. 17, 2020 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000	$ 25,000
Class B common stock
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding				5,789,000	5,789,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Sponsor | Class B common stock
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year
Founder Shares
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding						5,789,000
Founder Shares | Class B common stock
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding				5,789,000
Shares subject to forfeiture				289,000
Founder Shares | Class B common stock | Over-allotment
Related Party Transaction [Line Items]
Number of shares forfeited				536,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Common Stock, Shares, Outstanding	6,325,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Founder Shares | Sponsor | Class B common stock
Related Party Transaction [Line Items]
Number of shares issued		7,906,250
Aggregate purchase price | $		$ 25,000
Aggregate purchase of common shares	1,581,250
Common Stock, Shares, Outstanding	6,325,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Founder Shares | Sponsor | Class B common stock | Over-allotment
Related Party Transaction [Line Items]
Aggregate purchase of common shares				825,000